Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - BSA Plan (Detail) - Grant In April 2019 [member] - 2018 plan [member] - BSA plan [member]
€ / shares in Units, € in Thousands
1 Months Ended
Apr. 30, 2019 EUR (€) € / shares shares
Disclosure of subscription warrants [line items]
Number of warrants | shares	25,998
Exercise price share options granted	6.82
Price of the underlying share | € / shares	€ 7.20
Fair value assumptions expected dividend rate 1	0.00%
Fair value assumptions expected volatility rate 1	38.91%
Fair value at measurement date share options granted | €	€ 56
Tranche one [member]
Disclosure of subscription warrants [line items]
Fair value assumptions expected maturity period	3 years
Tranche two [member]
Disclosure of subscription warrants [line items]
Fair value assumptions expected maturity period	3 years 6 months
Tranche three [member]
Disclosure of subscription warrants [line items]
Fair value assumptions expected maturity period	4 years